SEGMENT REPORTING	12 Months Ended
Mar. 31, 2022
SEGMENT REPORTING
SEGMENT REPORTING

28. SEGMENT REPORTING

Information reported to the Chief Operating Decision Maker (“CODM”) for the purpose of resource allocation and assessment of segment performance focuses on the nature of the operations. The Company operates in three segments:

●	Clinical Operations which encompass the Company’s psychedelic assisted psychotherapy clinics across North America.
●	Research which consists of the research of fungi at the Company’s facility in Jamaica and research focused employees of Field Trip Psychedelics, and
●	Corporate which encompasses the operations of Field Trip headquarters.

Factors considered in determining the operating segments include the Company’s business activities, the management structure directly accountable to the CODM, availability of discrete financial information and strategic priorities within the organizational structure.

	Clinical
	Operations	Research	Corporate	Total
Segment Information	$	$	$	$
Fiscal year ended March 31, 2022
Revenue	4,860,129	—	—	4,860,129
Net loss	(29,798,111)	(8,285,895)	(16,607,124)	(54,691,130)

Fiscal year ended March 31, 2021
Revenue	960,895	—	—	960,895
Net loss	(11,300,028)	(3,973,045)	(7,844,534)	(23,117,607)

	Clinical
	Operations	Research	Corporate	Total
Segment Information	$	$	$	$
As at March 31, 2022
Total assets	35,065,390	487,360	66,583,619	102,136,369
Total liabilities	31,151,552	392,858	3,633,198	35,177,608

As at March 31, 2021
Total assets	10,973,658	608,469	114,867,878	126,450,005
Total liabilities	7,948,513	118,859	4,819,975	12,887,347

Geographic Information	Canada	United States	Jamaica	Netherlands	Australia	Total
	$	$	$	$	$	$
Fiscal year ended March 31, 2022
Revenue	1,534,842	3,159,435	—	165,852	—	4,860,129
Net loss	(28,549,971)	(21,853,827)	(1,173,722)	(3,112,102)	(1,508)	(54,691,130)

Fiscal year ended March 31, 2021
Revenue	471,622	489,273	—	—	—	960,895
Net loss	(13,979,640)	(7,287,244)	(878,134)	(972,589)	—	(23,117,607)

As at March 31, 2022
Total assets	70,690,322	29,053,143	453,208	1,939,696	—	102,136,369
Total liabilities	6,671,519	27,017,980	41,763	1,444,834	1,512	35,177,608

As at March 31, 2021
Total assets	115,396,469	8,351,828	608,469	2,093,239	—	126,450,005
Total liabilities	5,027,297	6,138,106	118,859	1,603,085	—	12,887,347